UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08879

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SUN CAPITAL ADVISERS TRUST

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(Exact name of registrant as specified in charter)

One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481

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(Address of principal executive offices) (Zip code)

James M.A. Anderson

Sun Capital Advisers Trust

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

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(Name and address of agent for service)

Registrant's telephone number, including area code: (781) 237-6030

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Date of fiscal year end: December 31

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Date of reporting period: September 30, 2005

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Item 1. SCHEDULE OF INVESTMENTS.

ALL CAP FUND

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

COMMON STOCK-97.5%	Shares	Value
AEROSPACE & DEFENSE-1.8%
Raytheon Co. .......................................	3,365	$127,937

AUTO PARTS-1.2%
Exide Technologies* ...............................	17,123	86,985

BANKS-2.0%
New York Community Bancorp, Inc. .................	8,644	141,762

BIOTECHNOLOGY-4.7%
ImClone Systems, Inc.* ...........................	4,687	147,406
MedImmune, Inc.* ................................	5,435	182,888

		330,294

BROADCASTING - RADIO/TV-3.0%
Clear Channel Communications, Inc. ..................	6,318	207,799

CABLE TV SERVICES-1.9%
EchoStar Communications Corp. Class A ...............	4,402	130,167

CHEMICALS-2.0%
Engelhard Corp. ..................................	4,993	139,355

COMPUTERS & BUSINESS EQUIPMENT-2.0%
Brocade Communications Systems, Inc.* ...........	34,653	141,384

COSMETICS & TOILETRIES-4.6%
Alberto-Culver Co. .............................	3,115	139,396
Revlon, Inc. Class A* ........................	57,922	186,509

		325,905

ELECTRICAL EQUIPMENT-7.1%
Agere Systems, Inc.* .........................	13,520	140,743
Emerson Electric Co. .........................	1,977	141,949
PMC-Sierra, Inc.* ...........................	9,825	86,558
Vicor Corp. ...................................	8,307	125,851

		495,101

ENERGY-4.1%
Calpine Corp.* ..............................	75,387	195,252
Reliant Energy, Inc.* .......................	6,185	95,497

		290,749

FIBER OPTICS-2.7%
JDS Uniphase Corp.* ..........................	85,318	189,406

FINANCE-3.8%
CIT Group, Inc. .............................	3,272	147,829
Knight Capital Group, Inc.* .................	14,276	118,633

		266,462

FINANCIAL SERVICES-9.7%
CapitalSource, Inc.* ........................	6,402	139,563
Lehman Brothers Holdings, Inc. ...............	1,548	180,311
Merrill Lynch & Co., Inc. ...................	2,822	173,130
The Goldman Sachs Group, Inc. ..................	1,552	188,692

		681,696

FOOD, BEVERAGES & TOBACCO-2.4%
Sara Lee Corp. .........................	8,964	169,868

MANUFACTURING - DIVERSIFIED-1.9%
Honeywell International, Inc. ...........	3,610	135,375

MEDICAL DEVICES-3.9%
Boston Scientific Corp.* ....................	11,821	276,257

MEDICAL PRODUCTS-5.9%
Biogen Idec, Inc.* ..........................	5,404	213,350
Biomet, Inc. ...............................	5,882	204,164

		417,514

NETWORKING-2.3%
3Com Corp.* ...................................	39,370	160,630

OIL & GAS - EXPLORATION & PRODUCTION-5.3%
ChevronTexaco Corp. .........................	1,841	119,168
Exxon Mobil Corp. .............................	4,005	254,478

		373,646

PHARMACEUTICALS & BIOTECHNOLOGY-2.4%
Millennium Pharmaceuticals, Inc.* ................	18,172	169,545

PHOTO EQUIPMENT-2.2%
Eastman Kodak Co. ..........................	6,318	153,717

PIPELINES-2.6%
Dynegy, Inc. Class A* .....................	38,971	183,553

RETAIL-1.8%
Rent-A-Center, Inc.* ........................	6,692	129,222

TELECOMMUNICATIONS-2.3%
Avaya, Inc.* ...............................	15,853	163,286

TELECOMMUNICATIONS EQUIPMENT-9.2%
C-Cor.net Corp.* ........................	13,525	91,294
Lucent Technologies, Inc.* ....................	81,699	265,521
MRV Communications, Inc.* ..................	41,877	89,198
Tellabs, Inc.* .............................	18,902	198,849

		644,862

TOYS & AMUSEMENTS-1.0%
Leapfrog Enterprises, Inc.* .................	4,647	68,636

TRANSPORTATION-1.8%
FedEx Corp. ..............................	1,466	127,733

WASTE MANAGEMENT-1.9%
Allied Waste Industries, Inc.* ...............	15,897	134,330

Total Common Stock
(cost $6,862,184) .......................		6,863,176

SHORT TERM INVESTMENTS-1.1%
MUTUAL FUNDS-1.1%
Federated Prime Obligation ...................	76,844	76,844
SSGA Money Market Fund .......................	1	1

Total Short Term Investments
(amortized cost $76,845) .....................		76,845

TOTAL INVESTMENTS-98.6%
(cost $6,939,029).......................		6,940,021
Other assets less liabilities-1.4% ...............		96,015

NET ASSETS-100.0% .........................		$7,036,036

*Non-income producing security

INVESTMENT GRADE BOND FUND

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Principal
	Amount
	(000)	Value
ASSET BACKED SECURITIES-1.5%
Airplane Pass Through Trust Series D
10.88%, 3/15/19..(3)....................................	$494	$0
California Infrastructure Development
6.42%, 9/25/08 .........................................	74	74,895
Peco Energy Transition Trust
6.13%, 3/1/09 ....................................	750	775,175

Total Asset Backed Securities
(cost $1,172,554) ..................................		850,070

CORPORATE DEBT OBLIGATIONS-35.2%
AUTOMOTIVE-0.6%
Delphi Corp.
6.55%, 6/15/06...............................................	500	367,500

BEVERAGES-0.5%
Molson Coors Capital Finance
4.85%, 9/22/10 (1).............................	300	297,648

BROADCASTING/MEDIA-2.2%
Clear Channel Communications, Inc.
5.75%, 1/15/13..........................................	280	277,059
Time Warner Entertainment Co.
10.15%, 5/1/12........................................	800	1,003,404

		1,280,463

BUILDING CONSTRUCTION-2.6%
Centex Corp.
7.35%, 4/4/06 ..........................................	135	136,449
D.R. Horton, Inc.
5.63%, 9/15/14.............................................	750	722,789
KB Home & Broad Home Corp.
6.38%, 8/15/11........................................	650	651,538

		1,510,776

ELECTRIC UTILITIES-2.9%
Allegheny Energy Supply Co. LLC
8.25%, 4/15/12 (1) .................................	750	843,750
CenterPoint Energy, Inc.
6.85%, 6/1/15 ............................................	525	577,992
PSEG Energy Holdings, Inc.
8.50%, 6/15/11 .........................................	200	215,500

		1,637,242

FINANCIAL SERVICES-3.3%
General Motors Acceptance Corp.
6.75%, 12/1/14........................................	300	260,953
HBOS PLC
5.92%, 9/29/49 (1) ..............................	500	501,218
Morgan Stanley
4.75%, 4/1/14 ..........................................	500	482,382
Noble Group Ltd.
6.63%, 3/17/15 (1) ..................................	700	646,208

		1,890,761

FOODS-1.7%
Delhaize America, Inc.
8.13%, 4/15/11 .................................	500	541,906
Sara Lee Corp.
3.88%, 6/15/13 ...........................................	500	455,997

		997,903

GAMING-1.8%
Caesars Entertainment, Inc.
7.00%, 4/15/13........................................	400	433,827
MGM Mirage, Inc.
6.75%, 9/1/12 ...................................	600	609,750

		1,043,577

GAS & PIPELINE UTILITIES-1.4%
Dynegy Holdings, Inc.
6.88%, 4/1/11.............................................	115	112,412
Enterprise Products Operating L.P.
5.60%, 10/15/14........................................	700	697,537

		809,949

HEALTH SERVICES-1.8%
Medco Health Solutions, Inc.
7.25%, 8/15/13 ..........................................	650	716,358
WellPoint, Inc.
5.00%, 12/15/14..........................................	300	298,450

		1,014,808

INSURANCE-1.6%
Liberty Mutual Group, Inc.
7.00%, 3/15/34 (1)..................................	500	494,498
Marsh & McLennan Cos., Inc.
5.75%, 9/15/15............................................	400	395,816

		890,314

OIL-2.2%
Amerada Hess Corp.
7.88%, 10/1/29...........................................	500	613,254
Pemex Finance Ltd.
9.03%, 2/15/11...................................	600	666,378

		1,279,632

PAPER-1.1%
Abitibi-Consolidated, Inc.
5.25%, 6/20/08...........................................	650	625,625

REAL ESTATE-4.7%
Commercial Net Lease Realty
6.25%, 6/15/14 .........................................	750	772,591
7.13%, 3/15/08 .........................................	600	621,411
Reckson Operating Partnership
5.15%, 1/15/11 ...................................	700	694,791
Shurgard Storage Centers, Inc.
5.88%, 3/15/13 ...................................	600	607,062

		2,695,855

RETAIL-0.6%
Controladora Comercial Mexicana S.A. de C.V.
6.63%, 6/1/15 (1) ...................................	325	328,075

TELECOMMUNICATIONS-4.3%
America Movil S.A. de C.V.
5.50%, 3/1/14 ......................................	325	321,327
AT&T Wireless Services, Inc.
8.75%, 3/1/31 ......................................	500	674,899
Intelsat
6.50%, 11/1/13 ..................................	260	200,200
Sprint Capital Corp.
6.90%, 5/1/19 ..............................................	600	671,727
Telecom Italia Capital
4.88%, 10/1/10...........................................	600	594,271

		2,462,424

TOBACCO-1.4%
Altria Group, Inc.
7.00%, 11/4/13 ............................................	750	820,922

TRANSPORTATION-0.5%
Continental Airlines, Inc.
6.41%, 4/15/07 .........................................	44	40,299
8.05%, 11/1/20 ....................................	244	242,484

		282,783

Total Corporate Debt Obligations
(cost $19,859,960) .............................		20,236,257

COMMERCIAL MORTGAGE BACKED SECURITIES-5.7%
Commercial Mortgage Asset Trust
Series 1999-C1 Class F
6.25%, 1/17/32 (1) ....................................	400	420,637
CS First Boston Mortgage Securities Corp.
Series 2000-C1 Class A2
7.55%, 4/15/62 ......................................	400	438,766
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C1 Class A2
4.08%, 5/10/36 .........................................	800	759,323
4.22%, 4/10/40 .........................................	220	215,851
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3 Class A4
1.00%, 8/10/42 ........................................	200	197,018
GS Mortgage Securities Corp.
2005-GG4 Class AJ
4.78%, 7/10/39 .........................................	700	682,730
LB-UBS Commercial Mortgage Trust
Series 2002-C2 Class A1
3.83%, 6/15/26 .........................................	309	307,196
Wachovia Bank Commercial Mortgage Trust
Series 2003-C9 Class A2
3.96%, 12/15/35............................................	235	229,675

Total Commercial Mortgage Backed Securities
(cost $3,191,643) ...................................		3,251,196

U.S. GOVERNMENT AGENCY OBLIGATIONS-58.0%
Federal Home Loan Mortgage
3.00%, 9/29/06 ...................................	2,000	1,970,360
4.75%, 10/11/12........................................	2,500	2,482,075
4.75%, 8/1/32 ..........................................	469	472,963
5.00%, 9/1/19 .........................................	455	454,353
5.00%, 11/1/19 ............................................	955	952,505
5.50%, 10/1/17 .........................................	266	270,452
5.50%, 11/1/17 ..............................................	514	521,377
5.50%, 9/15/28 .......................................	600	608,589
5.50%, 6/1/33 .......................................	459	459,638
5.50%, 7/1/35 ...........................................	494	494,079
5.75%, 4/15/08 ..........................................	1,250	1,290,243
6.00%, 1/1/17 ...........................................	228	234,517
6.00%, 2/1/29 .......................................	27	27,161
6.50%, 10/1/16 .......................................	196	202,869
6.50%, 11/1/16 .........................................	17	17,080
6.50%, 9/1/34 ..............................................	550	565,878
6.50%, 4/1/35 ..........................................	781	803,403
7.00%, 11/1/29 ..........................................	46	47,798
7.00%, 1/1/31 .......................................	25	25,706
7.00%, 4/1/31 ...........................................	9	9,823
7.00%, 8/1/31 .........................................	163	170,551
7.50%, 3/1/30 .........................................	12	12,215
7.50%, 12/1/30 .......................................	37	39,681
9.00%, 11/1/06 .............................................	0	297
Federal National Mortgage Assn.
4.50%, 6/1/19 ..................................	1,671	1,637,101
5.00%, 6/1/18 ..........................................	604	602,993
5.00%, 7/1/20 ........................................	1,287	1,284,482
5.00%, 8/1/35 .............................................	796	779,130
5.00%, 9/1/35 .........................................	1,200	1,174,950
5.00%, TBA .......................................	500	498,594
5.05%, 4/28/15 ...........................................	1,000	996,291
5.50%, 12/1/32 ...........................................	1,646	1,647,023
5.50%, 6/1/35 ..........................................	1,568	1,567,547
5.50%, 8/1/35 ...........................................	993	993,171
6.00%, 12/1/13 .................................	20	21,088
6.00%, 11/1/16 ...........................................	29	29,577
6.00%, 1/25/32 ...........................................	1,252	1,279,695
6.00%, 8/1/34 .........................................	665	676,074
6.00%, 11/1/34 ..........................................	445	452,101
6.00%, 4/1/35 ..........................................	935	950,797
8.00%, 8/1/30 ......................................	7	7,444
Government National Mortgage Assn.
5.50%, TBA .....................................	1,100	1,109,968
6.00%, 8/15/16 .................................	103	106,695
6.50%, 9/15/31 .........................................	124	129,257
6.50%, 3/15/32 ............................................	185	192,756
6.50%, 9/15/32 .............................................	204	212,386
6.50%, 10/15/32........................................	265	275,660
7.00%, 12/15/14 .......................................	36	37,621
7.00%, 2/15/28 .............................................	36	37,418
7.50%, 3/15/30 .........................................	29	31,249
7.50%, 9/15/30 ............................................	91	96,334
Tennessee Valley Authority Series A
5.63%, 1/18/11 .................................	200	209,852
U.S. Treasury Notes
1.88%, 7/15/13 ....................................	1,064	1,078,024
3.00%, 7/15/12 ..................................	706	768,587
4.25%, 11/15/14 (2) .................................	1,900	1,886,419
4.38%, 8/15/12 ..........................................	375	377,212

Total U.S. Government Agency Obligations
(cost $33,398,390) ..........................................		33,281,109

SHORT TERM INVESTMENTS-2.0%

	Shares

MUTUAL FUNDS-2.0%
Federated Prime Obligation .............................	1,171,498	1,171,498
SSGA Money Market Fund .....................................	7	7

		1,171,505

Total Short Term Investments
(cost $1,171,505) ...................................		1,171,505

TOTAL INVESTMENTS-102.4%
(cost $58,794,052) ..................................		58,790,137
Other assets less liabilities-(2.4)% ...................		(1,357,581)

NET ASSETS-100.0% ...................................		$57,432,556

TBA = to be announced

(1) Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005 these securities amounted to $3,532,034, representing 6.15% of net assets.

(2) Security or portion of the security has been designated as collateral for TBA securities.

(3) Security is in default.

MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Principal
	Amount
	Value
	(000)	Value

BANKERS ACCEPTANCE-1.8%
Bank of America NA
3.82%, 12/21/05
(amortized cost $2,033,372)............................	$2,051	$2,033,372

COMMERCIAL PAPER-84.7%
American Express Credit Corp.
3.73%, 12/14/05 ...........................	4,270	4,270,000
American General Finance Corp.
3.64%, 10/11/05 (1) ....................	4,500	4,495,450
Barclays US Funding Corp.
3.72%, 11/28/05 .........................	3,000	2,982,020
3.76%, 11/28/05..................................	1,500	1,490,913
BellSouth Corp.
3.72%, 10/26/05 (1)........................	4,500	4,488,375
Canadian Wheat Board
3.54%, 10/3/05 ..........................	4,550	4,549,105
CIT Group, Inc.
3.46%, 10/11/05..................................	3,315	3,311,814
3.66%, 12/1/05 ...............................	1,245	1,237,279
Citigroup Funding, Inc.
3.80%, 11/28/05.................................	4,600	4,600,000
Coca-Cola Co.
3.58%, 10/24/05 ............................	1,050	1,047,598
3.65%, 12/5/05 .............................	3,500	3,476,934
Dupont (E. I.) de Nemours & Co.
3.74%, 11/15/05....................................	4,000	3,981,300
FCAR Owner Trust
3.69%, 11/16/05....................................	4,500	4,478,783
General Electric Capital Corp.
3.68%, 11/10/05 ...............................	4,500	4,500,000
HSBC Finance Corp.
3.60%, 11/1/05 ...........................	4,500	4,486,050
Morgan Stanley Dean Witter & Co.
3.70%, 10/14/05 .............................	3,260	3,255,644
3.76%, 10/27/05................................	1,325	1,321,402
PepsiCo, Inc.
3.71%, 10/25/05 (1) .........................	2,193	2,187,576
Pfizer, Inc.
3.54%, 10/5/05 (1) ..........................	1,010	1,009,603
3.70%, 10/18/05 (1) ...........................	1,000	998,253
Province of British Columbia
3.26%, 10/11/05 ..................................	5,000	4,995,472
Rabobank USA Financial Corp.
3.75%, 10/21/05....................................	4,000	3,991,667
SBC Communications, Inc.
3.60%, 10/3/05 (1) ......................	1,940	1,939,612
3.73%, 10/17/05 (1) .....................	2,590	2,585,706
The Procter & Gamble Co.
3.70%, 11/21/05 (1) ....................	1,645	1,636,377
3.72%, 11/21/05 (1) ......................	2,890	2,874,770
Thunder Bay Funding, Inc.
3.50%, 10/17/05 (1) ..........................	1,700	1,697,356
3.61%, 10/12/05 (1) ....................	2,755	2,751,961
Toyota Credit de Puerto Rico
3.54%, 10/24/05................................	1,600	1,596,381
3.59%, 10/31/05 ...............................	2,000	1,994,017
UBS Finance, Inc.
3.52%, 10/14/05................................	4,700	4,694,026
Wal-Mart Stores, Inc.
3.71%, 10/4/05 (1) .............................	4,600	4,598,578

Total Commercial Paper
(amortized cost $97,524,022) .................		97,524,022

U.S. GOVERNMENT AGENCY OBLIGATIONS-10.9%
Federal Home Loan Mortgage
3.42%, 10/11/05......................................	5,550	5,544,728
3.49%, 10/11/05....................................	2,100	2,097,964
3.72%, 12/12/05.....................................	1,040	1,032,262
3.74%, 12/12/05.....................................	2,000	1,985,040
3.80%, 12/27/05...................................	1,920	1,902,368

Total U.S. Government Agency Obligations
(amortized cost $12,562,362) ................		12,562,362

	Shares

MUTUAL FUNDS-2.7%
Federated Prime Obligation .....................	3,121,900	3,121,900
SSGA Money Market Fund ......................	1,359	1,359

Total Mutual Funds
(amortized cost $3,123,259) ..................		3,123,259

TOTAL INVESTMENTS-100.1%
(cost $115,243,015) ....................		115,243,015
Other assets less liabilities-(0.1)%............		(159,919)

NET ASSETS-100.0% ......................		$115,083,096

(1) Securities exempt from registration under Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005 these securities amounted to $31,263,617 representing 27.17% of net assets.

REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS-96.7%
APARTMENTS-12.7%
Archstone-Smith Trust.........................	195,165	$7,781,228
AvalonBay Communities, Inc. ..................	45,698	3,916,319
BRE Properties, Inc. .........................	152,386	6,781,177

		18,478,724

BANKS-4.1%
New York Community Bancorp, Inc. .............	361,252	5,924,533

DIVERSIFIED-8.9%
iStar Financial, Inc. ........................	144,534	5,843,510
Vornado Realty Trust ........................	82,288	7,127,786

		12,971,296

HOTELS & RESTAURANTS-9.4%
Hilton Hotels Corp. ........................	204,472	4,563,815
Host Marriott Corp. ......................	236,889	4,003,424
MeriStar Hospitality Corp.* ..............	565,438	5,162,449

		13,729,688

MORTGAGE-2.2%
Gramercy Capital Corp. .....................	130,607	3,129,344

OFFICE-17.8%
Alexandria Real Estate Equities, Inc. ........	91,064	7,530,082
American Financial Realty Trust ..............	459,008	6,517,914
Reckson Associates Realty Corp. .............	156,753	5,415,816
SL Green Realty Corp. .......................	93,894	6,401,693

		25,865,505

REGIONAL MALLS-13.2%
Macerich Co. ..............................	119,017	7,728,964
Pennsylvania Real Estate Investment Trust ....	106,297	4,483,608
Simon Property Group, Inc. ..................	95,101	7,048,886

		19,261,458

SHOPPING CENTERS-12.9%
Developers Diversified Realty Corp. .........	147,432	6,885,075
Kimco Realty Corp. .........................	202,178	6,352,433
Regency Centers Corp. .....................	96,432	5,540,018

		18,777,526

STORAGE-6.6%
Shurgard Storage Centers, Inc. Class A .......	170,650	9,534,215

WAREHOUSE & INDUSTRIAL-8.9%
EastGroup Properties, Inc. ...................	143,808	6,291,600
ProLogis Trust ..............................	149,840	6,639,410

		12,931,010

Total Real Estate Investment Trusts
(cost $110,273,199)..........................		140,603,299

SHORT-TERM INVESTMENTS-3.2%
MUTUAL FUNDS-3.2%
Federated Prime Obligation
(amortized cost $4,569,710)..............	4,569,710	4,569,710

TOTAL INVESTMENTS-99.9%
(cost $114,842,909) .......................		145,173,009
Other assets less liabilities-0.1% .........		205,258

NET ASSETS-100.0% .......................		$145,378,267

*Non-income producing security

DAVIS VENTURE VALUE FUND

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Country
	Code	Shares	Value

COMMON STOCK-99.7%
AUTO EQUIPMENT & SERVICES-0.9%
Harley- Davidson, Inc. ................................		9,600	$465,024

BANKING S & L-10.0%
Fifth Third Bancorp ..................................		11,900	437,087
Golden West Financial Corp. .........................		25,500	1,514,445
HSBC Holdings PLC ..................................	GB	99,784	1,619,036
Lloyds TSB Group PLC ADR ...........................		11,800	392,114
State Street Corp. ...................................		2,100	102,732
Wells Fargo & Co. ......................................		21,700	1,270,969

			5,336,383

BUILDING MATERIALS-1.7%
Martin Marietta Materials, Inc. .........................		5,700	447,222
Vulcan Materials Co. ...................................		5,900	437,839

			885,061

COMMERCIAL SERVICES-1.1%
D&B Corp.* .............................................		9,300	612,591

COMMUNICATION SERVICES-3.1%
Comcast Corp. Class A Special* .........................		58,200	1,674,996

COMPUTERS-1.6%
Hewlett-Packard Co. ...................................		11,900	347,480
Lexmark International, Inc. Class A* ................		8,700	531,135

			878,615

CONSUMER PRODUCTS & SERVICES-6.6%
Altria Group, Inc. ................................		36,300	2,675,673
H&R Block, Inc. .................................		34,800	834,504

			3,510,177

COSMETICS & TOILETRIES-0.8%
Avon Products, Inc. .................................		15,300	413,100

DIVERSIFIED MANUFACTURING-4.0%
Tyco International Ltd. .............................		76,330	2,125,791

ENERGY SOURCES-2.8%
Devon Energy Corp. ................................		21,400	1,468,896

FINANCIAL SERVICES-14.9%
American Express Co. .............................		50,900	2,923,696
Citigroup, Inc. ..................................		28,833	1,312,478
JPMorgan Chase & Co. ............................		55,396	1,879,586
Moody's Corp. .....................................		15,200	776,416
Morgan Stanley ....................................		6,300	339,822
Takefuji Corp. ...................................	JP	6,300	492,123
The Principal Financial Group, Inc. ..................		4,200	198,954

			7,923,075

FOOD, BEVERAGES & RESTAURANTS-3.0%
Diageo PLC ADR ....................................		12,100	701,921
Heineken Holding NV ............................	NL	15,125	447,371
The Hershey Co. ...............................		8,000	450,480

			1,599,772

HEALTH CARE FACILITIES-1.3%
HCA, Inc. .........................................		14,100	675,672

HOUSEHOLD DURABLES-0.2%
Hunter Douglas NV ..............................	NL	1,860	88,859

INSURANCE-18.2%
American International Group, Inc. ..................		44,000	2,726,240
Aon Corp. ......................................		13,400	429,872
Berkshire Hathaway, Inc. Class A* .................		25	2,050,000
Loews Corp. .....................................		11,900	1,099,679
Markel Corp.* .....................................		140	46,270
Marsh & McLennan Cos., Inc. ......................		16,000	486,240
The Chubb Corp. ................................		2,100	188,055
The Progressive Corp. ................................		18,400	1,927,768
Transatlantic Holdings, Inc. ....................		12,687	723,159

			9,677,283

INTERNET SOFTWARE & SERVICES-0.4%
Expedia Inc.* ........................................		5,000	99,050
IAC/InterActiveCorp* .............................		5,000	126,750

			225,800

MULTIMEDIA-1.5%
Lagardere S.C.A. ...............................	FR	9,800	697,784
NTL, Inc.* .....................................		1,900	126,920

			824,704

OIL & GAS-8.9%
ConocoPhillips .................................		24,028	1,679,798
EOG Resources, Inc. ..............................		18,300	1,370,670
Occidental Petroleum Corp. ......................		14,600	1,247,278
Transocean, Inc.* ..................................		6,800	416,908

			4,714,654

PACKAGING-2.3%
Sealed Air Corp.* ...................................		25,700	1,219,722

PHARMACEUTICALS-3.6%
Cardinal Health, Inc. ..........................		11,000	697,840
Caremark Rx, Inc.* ................................		10,000	499,300
Eli Lilly & Co. ................................		8,700	465,624
Novartis AG ....................................	CH	5,200	264,841

			1,927,605

PUBLISHING-0.4%
Gannett, Inc. ......................................		2,900	199,607

REAL ESTATE-1.7%
CenterPoint Properties Trust ....................		20,396	913,741

RETAILING-4.7%
Costco Wholesale Corp. ...............................		44,700	1,926,123
Wal-Mart Stores, Inc. ..............................		13,400	587,188

			2,513,311

SOFTWARE-2.9%
Iron Mountain, Inc.* ...........................		23,500	862,450
Microsoft Corp. .................................		27,500	707,575

			1,570,025

TELECOMMUNICATIONS-1.1%
Nokia Corp. ADR ...................................		9,500	160,645
SK Telecom Co., Ltd. ADR ...........................		9,400	205,296
Telewest Global, Inc.* ..........................		9,400	215,730

			581,671

TRANSPORTATION-1.4%
China Merchants Holdings International Co. Ltd. ......	HK	94,000	209,644
Cosco Pacific Ltd. ..................................	HK	82,000	159,625
Kuehne & Nagel International AG ....................	CH	300	74,476
United Parcel Services, Inc. Class B ................		4,600	317,998

			761,743

WHOLESALE & RETAIL-0.6%
AutoZone, Inc.* .....................................		4,000	333,000

Total Common Stock
(cost $40,773,322) ....................................			53,120,878

		Principal
		Amount
		(000)

SHORT TERM INVESTMENT-0.3%
REPURCHASE AGREEMENT-0.3%
State Street Bank and Trust Company 3.35%, 10/3/05
(collateralized by $156,000 Federal
National Mortgage Association,
4.250%, 05/15/09, with a value
of $161,525, total to be received
$166,015)
(amortized cost $156,000) ...............................		$156	156,000

TOTAL INVESTMENTS-100.0%
(cost $40,929,322) .....................................			53,276,878
Other assets less liabilities-0.0% (a).............			(5,772)

NET ASSETS-100.0% ......................................			$53,271,106

*Non-income producing security

(a) Amount represents less than 0.005% of net assets.

ADR = American Depositary Receipt

CH = Switzerland

FR = France

GB = Great Britain

HK = Hong Kong

JP = Japan

NL = Netherlands

VALUE SMALL CAP FUND

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCK-98.2%
AUTO EQUIPMENT & SERVICES-1.1%
Midas, Inc.* .....................................	46,500	$924,420

AUTOMOTIVE-4.6%
Keystone Automotive Industries, Inc.* .............	69,000	1,987,890
LKQ Corp.* ......................................	21,300	643,260
Tenneco Automotive, Inc.* ........................	73,000	1,278,230

		3,909,380

BANKS-0.6%
State National Bancshares, Inc.* ...................	19,000	494,000

BUILDING/CONSTRUCTION & SUPPLIES-1.3%
ElkCorp ...........................................	31,000	1,108,870

BUILDING & CONSTRUCTION-6.6%
Astec Industries, Inc.* .............................	94,150	2,672,918
Dycom Industries, Inc.* ...........................	37,700	762,294
Granite Construction, Inc. .........................	35,000	1,338,400
Modtech Holdings, Inc.* ...........................	85,800	833,976

		5,607,588

CHEMICALS-1.7%
Cytec Industries, Inc. .............................	14,800	642,024
OM Group, Inc.* ....................................	40,300	811,239

		1,453,263

COMMERCIAL SERVICES-1.8%
Wright Express Corp.* ..............................	71,600	1,545,844

COMMERCIAL SERVICES & SUPPLIES-1.2%
SOURCECORP, Inc.* .................................	46,000	986,240

COMPUTERS & BUSINESS EQUIPMENT-1.2%
Insight Enterprises, Inc.* ........................	56,700	1,054,620

COMPUTER SOFTWARE-1.1%
Renaissance Learning, Inc. ........................	51,000	907,800

CONSULTING SERVICES-0.7%
BearingPoint, Inc.* ................................	82,500	626,175

DIVERSIFIED MANUFACTURING-3.8%
Actuant Corp. Class A .............................	34,700	1,623,960
Blount International, Inc.* .......................	88,200	1,555,848

		3,179,808

ELECTRICAL ENGINEERING-1.8%
EMCOR Group, Inc.* ...............................	25,500	1,512,150

ENERGY-2.0%
MDU Resources Group, Inc. .......................	46,593	1,661,040

FINANCIAL SERVICES-13.5%
Affiliated Managers Group, Inc.* .................	21,000	1,520,820
BISYS Group, Inc.* ...............................	118,400	1,590,112
CapitalSource, Inc.* ...............................	18,600	405,480
First State Bancorporation .........................	52,882	1,120,570
Global Cash Access, Inc.* ........................	59,600	840,360
Midwest Banc Holdings, Inc. .......................	41,200	952,544
Pacific Capital Bancorp ...........................	36,400	1,211,756
Prosperity Bancshares, Inc. ........................	43,500	1,315,875
Signature Bank* ...................................	30,900	833,991
Texas Regional Bancshares, Inc. Class A ............	56,400	1,623,756

		11,415,264

FOOD SERVICES-1.7%
Performance Food Group Co.* ........................	45,750	1,443,870

HEALTH CARE FACILITIES-1.6%
Genesis HealthCare Corp.* ............................	33,100	1,334,592

HOTELS-1.5%
La Quinta Corp.* ....................................	150,600	1,308,714

INSURANCE-3.0%
Delphi Financial Group, Inc. Class A .................	27,700	1,296,360
Triad Guaranty, Inc.* ...............................	31,500	1,235,430

		2,531,790

INSURANCE - BROKERS-1.5%
James River Group, Inc.* ...........................	70,750	1,245,200

INTERNET SOFTWARE & SERVICES-2.6%
Digitas, Inc.* ......................................	77,800	883,808
eResearch Technology, Inc.* ........................	28,500	404,415
Lionbridge Technologies, Inc.* .....................	130,000	877,500

		2,165,723

INVESTMENT COMPANIES-1.0%
Patriot Capital Funding, Inc. .......................	63,100	866,994

LEASING-2.4%
Mobile Mini, Inc.* ..................................	46,300	2,007,105

MACHINERY-1.2%
Gardner Denver, Inc.* ..............................	21,900	976,740

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES-1.0%
Abaxis, Inc.* ....................................	67,900	886,095

MEDICAL PRODUCTS-1.1%
Intermagnetics General Corp.* .....................	16,600	463,804
Northfield Laboratories, Inc.* ....................	38,300	494,070

		957,874

NETWORKING EQUIPMENT-0.6%
SafeNet, Inc.* ....................................	13,000	472,030

OFFICE EQUIPMENT-0.4%
Interface, Inc. Class A* ..........................	46,200	381,612

OIL - EXPLORATION & PRODUCTION-2.4%
Range Resources Corp. ..............................	51,600	1,992,276

OIL & GAS - DRILLING EQUIPMENT-4.3%
FMC Technologies, Inc.* ...........................	51,000	2,147,610
Universal Compression Holdings, Inc.* ...............	37,700	1,499,329

		3,646,939

PHARMACEUTICALS-1.5%
Perrigo Co. ........................................	87,800	1,256,418

PROPERTY CASUALTY INSURANCE-1.3%
Tower Group, Inc. ................................	71,100	1,075,032

REAL ESTATE-9.8%
Capital Automotive Real Estate Investment Trust .....	45,300	1,753,563
Feldman Mall Properties, Inc. ......................	101,700	1,322,100
Medical Properties Trust, Inc. ....................	136,827	1,340,905
MHI Hospitality Corp. ............................	131,600	1,248,884
Nationwide Health Properties, Inc. ................	55,000	1,281,500
Spirit Finance Corp. .............................	120,100	1,351,125

		8,298,077

RESTAURANTS-1.5%
Ruby Tuesday, Inc. .................................	56,900	1,238,144

RETAIL-4.4%
Aeropostale, Inc.* ................................	49,000	1,041,250
Cache, Inc.* .....................................	57,400	874,202
School Specialty, Inc.* .........................	20,900	1,019,502
West Marine, Inc.* ..............................	51,100	755,258

		3,690,212

SEMICONDUCTORS-2.1%
Brooks Automation, Inc.* ........................	45,200	602,516
Fairchild Semiconductor International, Inc.
Class A* ........................................	37,900	563,194
Mattson Technology, Inc.* ........................	80,900	607,559

		1,773,269

SOFTWARE & SERVICES-0.8%
Informatica Corp.* ................................	53,100	638,262

TRANSPORTATION-2.1%
Horizon Lines, Inc.* .............................	76,400	827,412
Universal Truckload Services, Inc.* ..............	52,800	981,024

		1,808,436

TRUCKING & SHIPPING-1.7%
Wabash National Corp. ............................	74,100	1,456,806

WATER/SEWER-1.2%
Southwest Water Co. ..............................	71,820	1,041,390

WHOLESALE-2.5%
Hughes Supply, Inc. ..............................	20,800	678,080
NuCo2, Inc.* ....................................	54,200	1,395,650

		2,073,730

Total Common Stock
(cost $73,617,451) .................................		82,953,792

	Principal
	Amount
	(000)

SHORT TERM INVESTMENT-1.6%
REPURCHASE AGREEMENT-1.6%
State Street Bank and Trust Company
1.75%, 10/03/05
(collateralized by $1,352,000 U.S.
Treasury Bonds, 8.000%, 11/15/21,
with a value of $1,384,500,
total to be received $1,352,197)
(amortized cost $1,352,000) ...........................	$1,352	1,352,000

TOTAL INVESTMENTS-99.8%
(cost $74,969,451) ....................................		84,305,792
Other assets less liabilities-0.2% ....................		195,904

NET ASSETS-100.0% ....................................		$84,501,696

*Non-income producing security

BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Country
	Code	Shares	Value

COMMON STOCK-96.2%
AUTOMOBILES & COMPONENTS-0.8%
BorgWarner, Inc. ..............................		13,500	$ 762,210

BANKS-3.5%
City National Corp. ...........................		15,300	1,072,377
Golden West Financial Corp. ...................		9,700	576,083
UnionBanCal Corp. .............................		12,300	857,556
Webster Financial Corp. ......................		16,100	723,856

			3,229,872

CAPITAL GOODS-6.5%
Alliant Techsystems, Inc.* ..................		7,900	589,735
Fastenal Co. ................................		19,100	1,166,819
Oshkosh Truck Corp. .........................		25,400	1,096,264
Paccar, Inc. ...............................		14,250	967,432
Precision Castparts Corp. ....................		20,600	1,093,860
Rockwell Collins, Inc. ......................		14,400	695,808
Roper Industries, Inc. ........................		8,100	318,249

			5,928,167

COMMERCIAL SERVICES & SUPPLIES-3.5%
Equifax, Inc. ...............................		27,900	974,826
Monster Worldwide, Inc.* ...................		31,000	952,010
Robert Half International, Inc. .............		37,000	1,316,830

			3,243,666

CONSUMER DURABLES & APPAREL-5.5%
Centex Corp. ............................		11,000	710,380
Coach, Inc.* ............................		21,600	677,376
D.R.Horton, Inc. .......................		31,766	1,150,565
Geox SpA ..............................	IT	55,855	558,668
Gildan Activewear, Inc.* ...............		7,700	294,371
Lennar Corp. ...........................		11,340	677,678
Mohawk Industries, Inc.* .................		12,000	963,000

			5,032,038

CONSUMER SERVICES-3.1%
Education Management Corp.* ..................		30,900	996,216
Harrah's Entertainment, Inc. .................		13,000	847,470
Starwood Hotels & Resorts
Worldwide, Inc. ..............................		12,800	731,776
Wynn Resorts Ltd.* ........................		6,700	302,505

			2,877,967

DIVERSIFIED FINANCIALS-4.9%
Ameritrade Holding Corp.* .....................		8,800	189,024
Blackrock, Inc. Class A ......................		9,800	868,476
E*Trade Financial Corp.* .....................		15,400	271,040
Eaton Vance Corp. .............................		31,300	776,866
Legg Mason, Inc. .............................		12,850	1,409,516
State Street Corp. ...........................		20,600	1,007,752

			4,522,674

ENERGY-11.5%
Cameco Corp. ................................		28,500	1,524,750
Chesapeake Energy Corp. ....................		43,600	1,667,700
CNX Gas Corp.* (1) .........................		11,300	231,650
EOG Resources, Inc. ..........................		25,300	1,894,970
GlobalSantaFe Corp. ........................		26,700	1,218,054
Nabors Industries Ltd.* ...................		14,300	1,027,169
Noble Corp. .................................		18,200	1,245,972
Santos Ltd. ..............................	AU	91,762	877,372
Sunoco, Inc. ............................		10,500	821,100

			10,508,737

HEALTHCARE EQUIPMENT & SERVICES-8.7%
Biomet, Inc. ...........................		16,900	586,599
Coventry Health Care, Inc.* ...............		16,200	1,393,524
DaVita, Inc.* ...........................		25,100	1,156,357
Edwards Lifesciences Corp.* ............		11,100	492,951
Health Net, Inc.* ........................		9,500	449,540
Manor Care, Inc. ........................		27,400	1,052,434
McKesson Corp. ...........................		11,900	564,655
PacifiCare Health Systems, Inc.* ..........		12,300	981,294
Quest Diagnostics, Inc. ..................		18,000	909,720
The Cooper Cos., Inc. ...................		4,800	367,728

			7,954,802

INSURANCE-3.9%
Ambac Financial Group, Inc. ................		2,500	180,150
Assurant, Inc. ............................		20,900	795,454
Brown & Brown, Inc. ......................		7,400	367,706
Everest Re Group Ltd. ......................		6,700	655,930
Marsh & McLennan Cos., Inc. .................		18,200	553,098
White Mountains Insurance Group Ltd. .......		1,620	978,480

			3,530,818

MATERIALS-3.2%
Rinker Group Ltd. ..........................	AU	84,946	1,076,444
Rohm & Haas Co. ............................		16,600	682,758
Scotts Miracle-Gro Co. Class A ............		13,400	1,178,262

			2,937,464

MEDIA-6.1%
Cablevision Systems Corp. Class A* ..........		12,600	386,442
E.W. Scripps Co. Class A ....................		21,900	1,094,343
EchoStar Communications Corp. Class A* ......		32,200	952,154
Lamar Advertising Co. Class A* ..............		18,850	855,036
Pixar* ....................................		37,600	1,673,576
Univision Communications, Inc. Class A* ......		24,300	644,679

			5,606,230

PHARMACEUTICALS & BIOTECHNOLOGY-3.4%
Amylin Pharmaceuticals, Inc.* .................		8,300	288,757
Applera Corporation-Applied
Biosystems Group ..............................		24,300	564,732
Cephalon, Inc.* ..............................		13,900	645,238
Eisai Co., Ltd. .............................	JP	8,800	376,716
IVAX Corp.* .................................		24,700	651,092
Millennium Pharmaceuticals* ................		59,400	554,202

			3,080,737

REAL ESTATE-2.4%
General Growth Properties, Inc. ...............		17,200	772,796
Host Marriott Corp. ...........................		67,200	1,135,680
iStar Financial, Inc. ........................		8,300	335,569

			2,244,045

RETAILING-5.1%
Abercrombie & Fitch Co. Class A ..............		14,800	737,780
Aeropostale, Inc.* ..........................		15,000	318,750
Barnes & Noble, Inc. ........................		13,400	505,180
Chico's FAS, Inc.* ..........................		24,400	897,920
Michaels Stores, Inc. .......................		26,200	866,172
Office Depot, Inc.* ........................		25,400	754,380
Pacific Sunwear of California, Inc.* .........		24,000	514,560
Ross Stores, Inc. ............................		4,000	94,800

			4,689,542

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-1.2%
Linear Technology Corp. .......................		9,300	349,587
NVIDIA Corp.* ................................		22,000	754,160

			1,103,747

SOFTWARE & SERVICES-9.6%
Alliance Data Systems Corp.* ..................		24,100	943,515
Amdocs Ltd.* .................................		41,500	1,150,795
Certegy, Inc. ................................		14,000	560,280
CheckFree Corp.* ............................		18,400	695,888
Cognizant Technology Solutions Corp.
Class A* .....................................		15,600	726,804
Cognos, Inc.* ................................		17,300	673,489
Electronic Arts, Inc.* ........................		11,000	625,790
Fiserv, Inc.* ...............................		20,800	954,096
Intuit, Inc.* ..............................		16,600	743,846
Red Hat, Inc.* ..............................		41,300	875,147
The BISYS Group, Inc.* ......................		62,900	844,747

			8,794,397

TECHNOLOGY HARDWARE & EQUIPMENT-6.0%
CDW Corp. ....................................		18,600	1,095,912
Jabil Circuit, Inc.* .......................		62,900	1,944,868
Network Appliance, Inc.* ...................		28,900	686,086
SanDisk Corp.* ..............................		28,600	1,379,950
Zebra Technologies Corp. Class A* ............		9,000	351,810

			5,458,626

TELECOMMUNICATION SERVICES-2.7%
American Tower Corp. Class A* ................		52,400	1,307,380
Citizens Communications Co. .................		86,000	1,165,300

			2,472,680

TRANSPORTATION-1.8%
C.H. Robinson Worldwide, Inc. .................		15,400	987,448
Expeditors International of
Washington, Inc. ..............................		11,800	670,004

			1,657,452

UTILITIES-2.8%
Cinergy Corp. .................................		25,100	1,114,691
Energy East Corp. .............................		21,700	546,623
Wisconsin Energy Corp. .........................		23,000	918,160

			2,579,474

Total Common Stock
(cost $71,390,743) ............................			88,215,345

		Principal
		Amount
		(000)

SHORT TERM INVESTMENT-3.9%
REPURCHASE AGREEMENT-3.9%
State Street Bank and Trust Company 3.35%, 10/3/05
(collateralized by $3,603,000 Federal Home Loan Mortgage
Corporation, 3.875%, 01/12/09, with a value of $3,676,535,
total to be received $3,818,355)
(amortized cost $3,603,000).....................		$3,603	3,603,000

TOTAL INVESTMENTS-100.1%
(cost $74,993,743) ............................			91,818,345
Other assets less liabilities-(0.1%) ...........................			(96,868)

NET ASSETS-100.0% .............................			$91,721,477

*Non-income producing security

AU = Australia

JP = Japan

IT = Italy

(1) Security exempt from registration under the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005 these securities amounted to $231,650, representing 0.25% net assets.

Valuation of Investments

Securities for which exchange quotations are readily available are valued at the last sales price, or, if no sales occurred on that day, at the mean between the closing bid and asked prices. Certain fixed income securities are valued by a dealer or by a pricing service based upon a computerized matrix system, which considers market transactions and dealer supplied valuations. Short-term securities maturing in 60 days or less are valued at cost plus earned discount to maturity (amortized cost), which approximates market value. Securities for which current market quotations are not readily available are stated at fair value as determined in good faith under the direction of the Board of Trustees.

In accordance with Rule 2a-7 of the 1940 Act, the Money Market Fund values its securities initially at cost, and thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value.

Investments in investment companies are valued at their net asset value as reported by the investment company.

Federal Income Tax Cost

The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at September 30, 2005 were as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
All Cap Fund	6,939,029	428,753	(427,761)	992
Investment Grade Bond Fund	58,794,052	1,069,687	(1,073,602)	(3,915)
Money Market Fund	115,243,015	0	0	0
Real Estate Fund	114,842,909	31,624,813	(1,294,713)	30,330,100
Davis Venture Value Fund	40,929,322	13,239,995	(892,439)	12,347,556
Value Small Cap Fund	74,969,451	13,445,350	(4,109,009)	9,336,341
Blue Chip Mid Cap Fund	74,993,743	18,253,030	(1,428,428)	16,824,602

Other Information

Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the U.S. Securities and Exchange Commission ("SEC") website at www.sec.gov; and available for review and copying at the SEC's Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 800-SEC- 0330.

Item 2. CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)

There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the quarter ended September 30, 2005 that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SUN CAPITAL ADVISERS TRUST

By (Signature and Title)*	/s/ JAMES M.A. ANDERSON
James M.A. Anderson, President
Date:	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES M.A. ANDERSON
James M.A. Anderson, President
(Chief Executive Officer)
Date:	November 18, 2005

By (Signature and Title)*	/s/ JAMES F. ALBAN
James F. Alban, Treasurer
(Chief Financial Officer)
Date:	November 18, 2005

* Print name and title of each signing officer under his or her signature.